Condensed consolidating financial information for bonds issued (Tables)	6 Months Ended
Jun. 30, 2018
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information

Condensed consolidating income statement information

For the six months ended 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	7,492.7	—	7,492.7
Costs of services	—	—	—	(6,218.7)	—	(6,218.7)
Gross profit	—	—	—	1,274.0	—	1,274.0
General and administrative costs	5.9	(128.7)	—	(309.3)	—	(432.1)
Operating profit/(loss)	5.9	(128.7)	—	964.7	—	841.9
Share of results of subsidiaries	724.6	957.6	—	—	(1,682.2)	—
Share of results of associates	—	—	—	9.4	—	9.4
Profit before interest and taxation	730.5	828.9	—	974.1	(1,682.2)	851.3
Finance income	—	12.5	50.8	138.5	(153.5)	48.3
Finance costs	(58.4)	(116.2)	(48.9)	(64.2)	153.5	(134.2)
Revaluation of financial instruments	0.3	—	(13.6)	94.4	—	81.1
Profit/(loss) before taxation	672.4	725.2	(11.7)	1,142.8	(1,682.2)	846.5
Taxation	—	(0.6)	—	(140.4)	—	(141.0)
Profit/(loss) for the period	672.4	724.6	(11.7)	1,002.4	(1,682.2)	705.5
Attributable to:
Equity holders of the parent	672.4	724.6	(11.7)	969.3	(1,682.2)	672.4
Non-controlling interests	—	—	—	33.1	—	33.1
	672.4	724.6	(11.7)	1,002.4	(1,682.2)	705.5

For the six months ended 30 June 2017, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	7,650.4	—	7,650.4
Costs of services	—	—	—	(6,282.3)	—	(6,282.3)
Gross profit	—	—	—	1,368.1	—	1,368.1
General and administrative costs	(1.7)	63.5	—	(705.5)	—	(643.7)
Operating profit/(loss)	(1.7)	63.5	—	662.6	—	724.4
Share of results of subsidiaries	644.3	671.4	—	—	(1,315.7)	—
Share of results of associates	—	—	—	59.5	—	59.5
Profit before interest and taxation	642.6	734.9	—	722.1	(1,315.7)	783.9
Finance income	—	12.1	56.8	127.6	(151.6)	44.9
Finance costs	(47.1)	(110.4)	(52.9)	(74.7)	151.6	(133.5)
Revaluation of financial instruments	0.6	—	2.6	80.7	—	83.9
Profit before taxation	596.1	636.6	6.5	855.7	(1,315.7)	779.2
Taxation	—	7.7	—	(153.2)	—	(145.5)
Profit for the period	596.1	644.3	6.5	702.5	(1,315.7)	633.7
Attributable to:
Equity holders of the parent	596.1	644.3	6.5	664.9	(1,315.7)	596.1
Non-controlling interests	—	—	—	37.6	—	37.6
	596.1	644.3	6.5	702.5	(1,315.7)	633.7

Note

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.

For the year ended 31 December 2017, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	15,804.2	—	15,804.2
Costs of services	—	—	—	(12,629.0)	—	(12,629.0)
Gross profit	—	—	—	3,175.2	—	3,175.2
General and administrative costs	14.1	74.7	—	(1,355.8)	—	(1,267.0)
Operating profit	14.1	74.7	—	1,819.4	—	1,908.2
Share of results of subsidiaries	1,901.2	2,016.5	—	—	(3,917.7)	—
Share of results of associates	—	—	—	113.5	—	113.5
Profit before interest and taxation	1,915.3	2,091.2	—	1,932.9	(3,917.7)	2,021.7
Finance income	—	24.5	110.6	262.8	(302.7)	95.2
Finance costs	(99.3)	(221.5)	(103.4)	(148.3)	302.7	(269.8)
Revaluation of financial instruments	0.6	—	(5.4)	267.0	—	262.2
Profit before taxation	1,816.6	1,894.2	1.8	2,314.4	(3,917.7)	2,109.3
Taxation	—	7.0	—	(204.0)	—	(197.0)
Profit for the year	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3
Attributable to:
Equity holders of the parent	1,816.6	1,901.2	1.8	2,014.7	(3,917.7)	1,816.6
Non-controlling interests	—	—	—	95.7	—	95.7
	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3

Note

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.

Condensed Consolidating Statement of Comprehensive Income

Condensed consolidating statement of comprehensive income

For the six months ended 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit/(loss) for the period	672.4	724.6	(11.7)	1,002.4	(1,682.2)	705.5
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(178.1)	(178.1)	0.4	(177.1)	356.2	(176.7)
Gain/(loss) on revaluation of available for sale investments	—	—	—	—	—	—
	(178.1)	(178.1)	0.4	(177.1)	356.2	(176.7)

Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	—	—	—	—	—	—
Deferred tax on defined benefit pension plans	—	—	—	—	—	—
Fair value movements on equity investments	(140.5)	(140.5)	—	(140.5)	281.0	(140.5)
	(140.5)	(140.5)	—	(140.5)	281.0	(140.5)
Other comprehensive (loss)/income for the period	(318.6)	(318.6)	0.4	(317.6)	637.2	(317.2)
Total comprehensive income/(loss) for the period	353.8	406.0	(11.3)	684.8	(1,045.0)	388.3

Attributable to:
Equity holders of the parent	353.8	406.0	(11.3)	650.3	(1,045.0)	353.8
Non-controlling interests	—	—	—	34.5	—	34.5
	353.8	406.0	(11.3)	684.8	(1,045.0)	388.3

For the six months ended 30 June 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the period	596.1	644.3	6.5	702.5	(1,315.7)	633.7
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(247.7)	(247.7)	(0.4)	(257.4)	495.4	(257.8)
Loss on revaluation of available for sale investments	(0.4)	(0.4)	—	(0.4)	0.8	(0.4)
	(248.1)	(248.1)	(0.4)	(257.8)	496.2	(258.2)

Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	—	—	—	—	—	—
Deferred tax on defined benefit pension plans	—	—	—	—	—	—
	—	—	—	—	—	—
Other comprehensive loss for the period	(248.1)	(248.1)	(0.4)	(257.8)	496.2	(258.2)
Total comprehensive income for the period	348.0	396.2	6.1	444.7	(819.5)	375.5

Attributable to:
Equity holders of the parent	348.0	396.2	6.1	417.2	(819.5)	348.0
Non-controlling interests	—	—	—	27.5	—	27.5
	348.0	396.2	6.1	444.7	(819.5)	375.5

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the year	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(445.5)	(445.5)	(0.6)	(464.6)	891.0	(465.2)
Gain on revaluation of available for sale investments	32.1	32.1	—	32.1	(64.2)	32.1
	(413.4)	(413.4)	(0.6)	(432.5)	826.8	(433.1)

Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans	17.0	17.0	—	17.0	(34.0)	17.0
Deferred tax on defined benefit pension plans	(24.6)	(24.6)	—	(24.6)	49.2	(24.6)
	(7.6)	(7.6)	—	(7.6)	15.2	(7.6)
Other comprehensive loss for the year	(421.0)	(421.0)	(0.6)	(440.1)	842.0	(440.7)
Total comprehensive income for the year	1,395.6	1,480.2	1.2	1,670.3	(3,075.7)	1,471.6

Attributable to:
Equity holders of the parent	1,395.6	1,480.2	1.2	1,594.3	(3,075.7)	1,395.6
Non-controlling interests	—	—	—	76.0	—	76.0
	1,395.6	1,480.2	1.2	1,670.3	(3,075.7)	1,471.6

Condensed Consolidating Cash Flow Statement Information

Condensed consolidating cash flow statement information

For the six months ended 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	417.4	171.2	54.1	(569.8)	—	72.9
Investing activities
Acquisitions and disposals	—	—	—	374.0	—	374.0
Purchase of property, plant and equipment	—	(3.5)	—	(154.5)	—	(158.0)
Purchase of other intangible assets (including capitalised computer software)	—	—	—	(20.3)	—	(20.3)
Proceeds on disposal of property, plant and equipment	—	—	—	14.7	—	14.7
Net cash inflow/(outflow) from investing activities	—	(3.5)	—	213.9	—	210.4
Financing activities
Share option proceeds	0.7	—	—	—	—	0.7
Cash consideration for non-controlling interests	—	(0.3)	—	(79.5)	—	(79.8)
Share repurchases and buy-backs	(104.3)	—	—	(96.5)	—	(200.8)
Net increase/(decrease) in borrowings	—	—	(20.8)	87.8	—	67.0
Financing and share issue costs	—	—	—	(3.1)	—	(3.1)
Equity dividends paid	—	—	—	—	—	—
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(65.8)	—	(65.8)
Net cash outflow from financing activities	(103.6)	(0.3)	(20.8)	(157.1)	—	(281.8)
Net increase/(decrease) in cash and cash equivalents	313.8	167.4	33.3	(513.0)	—	1.5
Translation of cash and cash equivalents	(0.5)	(21.9)	(1.3)	(54.4)	—	(78.1)
Cash and cash equivalents at beginning of period	(2,627.7)	(1,636.8)	(27.4)	6,290.1	—	1,998.2
Cash and cash equivalents at end of period	(2,314.4)	(1,491.3)	4.6	5,722.7	—	1,921.6

For the six months ended 30 June 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	191.5	(184.2)	0.4	77.9	—	85.6
Investing activities
Acquisitions and disposals	—	—	—	(201.4)	—	(201.4)
Purchase of property, plant and equipment	—	(5.4)	—	(94.6)	—	(100.0)
Purchase of other intangible assets (including capitalised computer software)	—	—	—	(19.6)	—	(19.6)
Proceeds on disposal of property, plant and equipment	—	—	—	4.0	—	4.0
Net cash outflow from investing activities	—	(5.4)	—	(311.6)	—	(317.0)
Financing activities
Share option proceeds	4.1	—	—	—	—	4.1
Cash consideration for non-controlling interests	—	(0.2)	—	(39.1)	—	(39.3)
Share repurchases and buy-backs	(144.9)	—	—	(145.3)	—	(290.2)
Net increase/(decrease) in borrowings	(400.0)	—	—	1,294.8	—	894.8
Financing and share issue costs	—	—	—	(0.6)	—	(0.6)
Equity dividends paid	—	—	—	—	—	—
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(46.3)	—	(46.3)
Net cash inflow/(outflow) from financing activities	(540.8)	(0.2)	—	1,063.5	—	522.5
Net increase/(decrease) in cash and cash equivalents	(349.3)	(189.8)	0.4	829.8	—	291.1
Translation of cash and cash equivalents	(1.3)	26.4	0.7	(8.0)	—	17.8
Cash and cash equivalents at beginning of period	(1,225.0)	(1,623.7)	(15.1)	4,766.4	—	1,902.6
Cash and cash equivalents at end of period	(1,575.6)	(1,787.1)	(14.0)	5,588.2	—	2,211.5

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	32.9	(49.7)	(13.6)	1,438.5	—	1,408.1
Investing activities
Acquisitions and disposals	—	—	—	(181.5)	—	(181.5)
Purchases of property, plant and equipment	—	(10.4)	—	(278.5)	—	(288.9)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(37.3)	—	(37.3)
Proceeds on disposal of property, plant and equipment	—	—	—	8.0	—	8.0
Net cash outflow from investing activities	—	(10.4)	—	(489.3)	—	(499.7)
Financing activities
Share option proceeds	6.4	—	—	—	—	6.4
Cash consideration for non-controlling interests	—	(1.4)	—	(45.9)	—	(47.3)
Share repurchases and buy-backs	(289.6)	—	—	(214.6)	—	(504.2)
Net increase/(decrease) in borrowings	(400.0)	—	—	999.6	—	599.6
Financing and share issue costs	—	—	—	(0.8)	—	(0.8)
Equity dividends paid	(751.5)	—	—	—	—	(751.5)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(87.8)	—	(87.8)
Net cash (outflow)/inflow from financing activities	(1,434.7)	(1.4)	—	650.5	—	(785.6)
Net increase/(decrease) in cash and cash equivalents	(1,401.8)	(61.5)	(13.6)	1,599.7	—	122.8
Translation of cash and cash equivalents	(0.9)	48.4	1.3	(76.0)	—	(27.2)
Cash and cash equivalents at beginning of year	(1,225.0)	(1,623.7)	(15.1)	4,766.4	—	1,902.6
Cash and cash equivalents at end of year	(2,627.7)	(1,636.8)	(27.4)	6,290.1	—	1,998.2

Condensed Consolidating Balance Sheet Information

Condensed consolidating balance sheet information

At 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	12,950.5	—	12,950.5
Other	—	—	—	1,936.7	—	1,936.7
Property, plant and equipment	—	19.5	—	1,011.3	—	1,030.8
Investment in subsidiaries	14,849.7	28,294.2	—	—	(43,143.9)	—
Interests in associates and joint ventures	—	—	—	881.1	—	881.1
Other investments	—	—	—	949.3	—	949.3
Deferred tax assets	—	—	—	169.9	—	169.9
Trade and other receivables	—	—	—	170.4	—	170.4
Intercompany receivables	—	202.4	2,108.8	7,653.0	(9,964.2)	—
	14,849.7	28,516.1	2,108.8	25,722.2	(53,108.1)	18,088.7
Current assets
Corporate income tax recoverable	—	—	—	207.0	—	207.0
Trade and other receivables	1.1	512.2	0.1	12,220.7	—	12,734.1
Intercompany receivables	1,682.0	1,695.3	38.4	6,129.8	(9,545.5)	—
Cash and short-term deposits	—	574.2	52.1	6,022.1	(4,427.4)	2,221.0
	1,683.1	2,781.7	90.6	24,579.6	(13,972.9)	15,162.1
Current liabilities
Trade and other payables	(5.4)	(50.9)	(20.2)	(13,940.1)	—	(14,016.6)
Intercompany payables	(3,269.3)	(6,171.7)	—	(104.5)	9,545.5	—
Corporate income tax payable	—	—	—	(506.1)	—	(506.1)
Bank overdrafts, bonds and bank loans	(2,314.4)	(2,065.5)	(47.5)	(319.5)	4,427.4	(319.5)
	(5,589.1)	(8,288.1)	(67.7)	(14,870.2)	13,972.9	(14,842.2)
Net current assets/(liabilities)	(3,906.0)	(5,506.4)	22.9	9,709.4	—	319.9
Total assets less current liabilities	10,943.7	23,009.7	2,131.7	35,431.6	(53,108.1)	18,408.6

Non-current liabilities
Bonds and bank loans	—	—	(2,119.6)	(4,413.8)	—	(6,533.4)
Trade and other payables	—	—	(11.9)	(925.9)	—	(937.8)
Intercompany payables	(1,365.2)	(8,160.0)	—	(439.0)	9,964.2	—
Deferred tax liabilities	—	—	—	(499.4)	—	(499.4)
Provisions for post-employment benefits	—	—	—	(208.2)	—	(208.2)
Provisions for liabilities and charges	—	—	—	(236.3)	—	(236.3)
	(1,365.2)	(8,160.0)	(2,131.5)	(6,722.6)	9,964.2	(8,415.1)
Net assets	9,578.5	14,849.7	0.2	28,709.0	(43,143.9)	9,993.5

Attributable to:
Equity share owners’ funds	9,578.5	14,849.7	0.2	28,294.0	(43,143.9)	9,578.5
Non-controlling interests	—	—	—	415.0	—	415.0
Total equity	9,578.5	14,849.7	0.2	28,709.0	(43,143.9)	9,993.5

At 30 June 2017, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	13,082.1	—	13,082.1
Other	—	—	—	2,111.3	—	2,111.3
Property, plant and equipment	—	11.4	—	919.1	—	930.5
Investment in subsidiaries	13,633.7	24,618.6	—	—	(38,252.3)	—
Interests in associates and joint ventures	—	—	—	1,234.6	—	1,234.6
Other investments	—	—	—	1,171.5	—	1,171.5
Deferred tax assets	—	—	—	143.7	—	143.7
Trade and other receivables	—	—	9.6	204.7	—	214.3
Intercompany receivables[2]	—	245.2	2,160.8	7,639.3	(10,045.3)	—
	13,633.7	24,875.2	2,170.4	26,506.3	(48,297.6)	18,888.0
Current assets
Corporate income tax recoverable	—	—	—	260.2	—	260.2
Trade and other receivables	0.6	463.4	0.1	11,290.3	—	11,754.4
Intercompany receivables[2]	1,625.2	1,887.2	48.8	3,083.8	(6,645.0)	—
Cash and short-term deposits	12.8	167.9	—	6,150.4	(3,475.1)	2,856.0
	1,638.6	2,518.5	48.9	20,784.7	(10,120.1)	14,870.6
Current liabilities
Trade and other payables	(3.2)	(48.6)	(20.3)	(13,356.1)	—	(13,428.2)
Intercompany payables[2]	(2,903.6)	(3,560.1)	—	(181.3)	6,645.0	—
Corporate income tax payable	—	—	—	(637.5)	—	(637.5)
Bank overdrafts, bonds and bank loans	(1,588.4)	(1,955.0)	(14.0)	(850.7)	3,475.1	(933.0)
	(4,495.2)	(5,563.7)	(34.3)	(15,025.6)	10,120.1	(14,998.7)
Net current (liabilities)/assets	(2,856.6)	(3,045.2)	14.6	5,759.1	—	(128.1)
Total assets less current liabilities	10,777.1	21,830.0	2,185.0	32,265.4	(48,297.6)	18,759.9

Non-current liabilities
Bonds and bank loans	—	—	(2,168.2)	(4,424.3)	—	(6,592.5)
Trade and other payables	—	—	—	(1,119.4)	—	(1,119.4)
Intercompany payables[2]	(1,363.7)	(8,196.3)	—	(485.3)	10,045.3	—
Deferred tax liabilities	—	—	—	(688.8)	—	(688.8)
Provisions for post-employment benefits	—	—	—	(271.5)	—	(271.5)
Provisions for liabilities and charges	—	—	—	(237.0)	—	(237.0)
	(1,363.7)	(8,196.3)	(2,168.2)	(7,226.3)	10,045.3	(8,909.2)
Net assets	9,413.4	13,633.7	16.8	25,039.1	(38,252.3)	9,850.7

Attributable to:
Equity share owners’ funds	9,413.4	13,633.7	16.8	24,601.8	(38,252.3)	9,413.4
Non-controlling interests	—	—	—	437.3	—	437.3
Total equity	9,413.4	13,633.7	16.8	25,039.1	(38,252.3)	9,850.7

Notes

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[2]	Prior year figures have been restated to reclassify certain intercompany balances in an amount of £390.1 million from non-current to current within subsidiary guarantors and other subsidiaries.

At 31 December 2017, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	12,952.9	—	12,952.9
Other	—	—	—	2,018.4	—	2,018.4
Property, plant and equipment	—	16.5	—	963.0	—	979.5
Investment in subsidiaries	14,638.1	27,915.3	—	—	(42,553.4)	—
Interests in associates and joint ventures	—	—	—	1,065.2	—	1,065.2
Other investments	—	—	—	1,153.5	—	1,153.5
Deferred tax assets	—	—	—	160.3	—	160.3
Trade and other receivables	—	—	1.6	174.6	—	176.2
Intercompany receivables[2]	—	203.3	2,078.3	7,649.3	(9,930.9)	—
	14,638.1	28,135.1	2,079.9	26,137.2	(52,484.3)	18,506.0
Current assets
Corporate income tax recoverable	—	—	—	234.7	—	234.7
Trade and other receivables	0.3	457.3	0.1	12,073.0	—	12,530.7
Intercompany receivables[2]	1,661.4	1,713.8	65.7	5,268.8	(8,709.7)	—
Cash and short-term deposits	—	235.0	—	6,683.5	(4,527.1)	2,391.4
	1,661.7	2,406.1	65.8	24,260.0	(13,236.8)	15,156.8
Current liabilities
Trade and other payables	(16.9)	(113.9)	(19.6)	(14,090.7)	—	(14,241.1)
Intercompany payables[2]	(2,808.3)	(5,780.2)	—	(121.2)	8,709.7	—
Corporate income tax payable	—	—	—	(649.3)	—	(649.3)
Bank overdrafts, bonds and bank loans	(2,627.7)	(1,871.8)	(27.4)	(624.3)	4,527.1	(624.1)
	(5,452.9)	(7,765.9)	(47.0)	(15,485.5)	13,236.8	(15,514.5)
Net current (liabilities)/assets	(3,791.2)	(5,359.8)	18.8	8,774.5	—	(357.7)
Total assets less current liabilities	10,846.9	22,775.3	2,098.7	34,911.7	(52,484.3)	18,148.3

Non-current liabilities
Bonds and bank loans	—	—	(2,087.1)	(4,163.3)	—	(6,250.4)
Trade and other payables	—	—	—	(992.8)	—	(992.8)
Intercompany payables[2]	(1,359.6)	(8,137.2)	—	(434.1)	9,930.9	—
Deferred tax liabilities	—	—	—	(513.7)	—	(513.7)
Provision for post-employment benefits	—	—	—	(206.3)	—	(206.3)
Provisions for liabilities and charges	—	—	—	(229.0)	—	(229.0)
	(1,359.6)	(8,137.2)	(2,087.1)	(6,539.2)	9,930.9	(8,192.2)
Net assets	9,487.3	14,638.1	11.6	28,372.5	(42,553.4)	9,956.1

Attributable to:
Equity share owners’ funds	9,487.3	14,638.1	11.6	27,903.7	(42,553.4)	9,487.3
Non-controlling interests	—	—	—	468.8	—	468.8
Total equity	9,487.3	14,638.1	11.6	28,372.5	(42,553.4)	9,956.1

Notes

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[2]	Prior year figures have been restated to reclassify certain intercompany balances in an amount of £2,540.2 million from non-current to current within subsidiary guarantors and other subsidiaries.

Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Jubilee Limited and WPP 2005 Limited as Subsidiary Guarantors [member]
Condensed Consolidating Income Statement Information

Condensed consolidating income statement information

For the six months ended 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	7,492.7	—	7,492.7
Costs of services	—	—	—	(6,218.7)	—	(6,218.7)
Gross profit	—	—	—	1,274.0	—	1,274.0
General and administrative costs	5.9	(128.7)	—	(309.3)	—	(432.1)
Operating profit/(loss)	5.9	(128.7)	—	964.7	—	841.9
Share of results of subsidiaries	724.6	957.6	—	—	(1,682.2)	—
Share of results of associates	—	—	—	9.4	—	9.4
Profit before interest and taxation	730.5	828.9	—	974.1	(1,682.2)	851.3
Finance income	—	12.5	50.8	138.5	(153.5)	48.3
Finance costs	(58.4)	(116.2)	(48.9)	(64.2)	153.5	(134.2)
Revaluation of financial instruments	0.3	—	(13.6)	94.4	—	81.1
Profit/(loss) before taxation	672.4	725.2	(11.7)	1,142.8	(1,682.2)	846.5
Taxation	—	(0.6)	—	(140.4)	—	(141.0)
Profit/(loss) for the period	672.4	724.6	(11.7)	1,002.4	(1,682.2)	705.5

Attributable to:
Equity holders of the parent	672.4	724.6	(11.7)	969.3	(1,682.2)	672.4
Non-controlling interests	—	—	—	33.1	—	33.1
	672.4	724.6	(11.7)	1,002.4	(1,682.2)	705.5

For the six months ended 30 June 2017, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	7,650.4	—	7,650.4
Costs of services	—	—	—	(6,282.3)	—	(6,282.3)
Gross profit	—	—	—	1,368.1	—	1,368.1
General and administrative costs	(1.7)	63.5	—	(705.5)	—	(643.7)
Operating profit/(loss)	(1.7)	63.5	—	662.6	—	724.4
Share of results of subsidiaries	644.3	671.4	—	—	(1,315.7)	—
Share of results of associates	—	—	—	59.5	—	59.5
Profit before interest and taxation	642.6	734.9	—	722.1	(1,315.7)	783.9
Finance income	—	12.1	56.8	127.6	(151.6)	44.9
Finance costs	(47.1)	(110.4)	(52.9)	(74.7)	151.6	(133.5)
Revaluation of financial instruments	0.6	—	2.6	80.7	—	83.9
Profit before taxation	596.1	636.6	6.5	855.7	(1,315.7)	779.2
Taxation	—	7.7	—	(153.2)	—	(145.5)
Profit for the period	596.1	644.3	6.5	702.5	(1,315.7)	633.7

Attributable to:
Equity holders of the parent	596.1	644.3	6.5	664.9	(1,315.7)	596.1
Non-controlling interests	—	—	—	37.6	—	37.6
	596.1	644.3	6.5	702.5	(1,315.7)	633.7

Note

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15:Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.

For the year ended 31 December 2017, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Revenue	—	—	—	15,804.2	—	15,804.2
Costs of services	—	—	—	(12,629.0)	—	(12,629.0)
Gross profit	—	—	—	3,175.2	—	3,175.2
General and administrative costs	14.1	74.7	—	(1,355.8)	—	(1,267.0)
Operating profit	14.1	74.7	—	1,819.4	—	1,908.2
Share of results of subsidiaries	1,901.2	2,016.5	—	—	(3,917.7)	—
Share of results of associates	—	—	—	113.5	—	113.5
Profit before interest and taxation	1,915.3	2,091.2	—	1,932.9	(3,917.7)	2,021.7
Finance income	—	24.5	110.6	262.8	(302.7)	95.2
Finance costs	(99.3)	(221.5)	(103.4)	(148.3)	302.7	(269.8)
Revaluation of financial instruments	0.6	—	(5.4)	267.0	—	262.2
Profit before taxation	1,816.6	1,894.2	1.8	2,314.4	(3,917.7)	2,109.3
Taxation	—	7.0	—	(204.0)	—	(197.0)
Profit for the year	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3

Attributable to:
Equity holders of the parent	1,816.6	1,901.2	1.8	2,014.7	(3,917.7)	1,816.6
Non-controlling interests	—	—	—	95.7	—	95.7
	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3

Note

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15:Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.

Condensed Consolidating Statement of Comprehensive Income

Condensed consolidating statement of comprehensive income

For the six months ended 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit/(loss) for the period	672.4	724.6	(11.7)	1,002.4	(1,682.2)	705.5
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(178.1)	(178.1)	0.4	(177.1)	356.2	(176.7)
Gain/(loss) on revaluation of available for sale investments	—	—	—	—	—	—
	(178.1)	(178.1)	0.4	(177.1)	356.2	(176.7)

Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	—	—	—	—	—	—
Deferred tax on defined benefit pension plans	—	—	—	—	—	—
Fair value movements on equity investments	(140.5)	(140.5)	—	(140.5)	281.0	(140.5)
	(140.5)	(140.5)	—	(140.5)	281.0	(140.5)
Other comprehensive (loss)/income for the period	(318.6)	(318.6)	0.4	(317.6)	637.2	(317.2)
Total comprehensive income/(loss) for the period	353.8	406.0	(11.3)	684.8	(1,045.0)	388.3

Attributable to:
Equity holders of the parent	353.8	406.0	(11.3)	650.3	(1,045.0)	353.8
Non-controlling interests	—	—	—	34.5	—	34.5
	353.8	406.0	(11.3)	684.8	(1,045.0)	388.3

For the six months ended 30 June 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the period	596.1	644.3	6.5	702.5	(1,315.7)	633.7
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(247.7)	(247.7)	(0.4)	(257.4)	495.4	(257.8)
Loss on revaluation of available for sale investments	(0.4)	(0.4)	—	(0.4)	0.8	(0.4)
	(248.1)	(248.1)	(0.4)	(257.8)	496.2	(258.2)

Items that will not be reclassified subsequently to profit or loss:
Actuarial gain/(loss) on defined benefit pension plans	—	—	—	—	—	—
Deferred tax on defined benefit pension plans	—	—	—	—	—	—
	—	—	—	—	—	—
Other comprehensive loss for the period	(248.1)	(248.1)	(0.4)	(257.8)	496.2	(258.2)
Total comprehensive income for the period	348.0	396.2	6.1	444.7	(819.5)	375.5

Attributable to:
Equity holders of the parent	348.0	396.2	6.1	417.2	(819.5)	348.0
Non-controlling interests	—	—	—	27.5	—	27.5
	348.0	396.2	6.1	444.7	(819.5)	375.5

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications / Eliminations	Consolidated WPP plc
Profit for the year	1,816.6	1,901.2	1.8	2,110.4	(3,917.7)	1,912.3
Items that may be reclassified subsequently to profit or loss:
Exchange adjustments on foreign currency net investments	(445.5)	(445.5)	(0.6)	(464.6)	891.0	(465.2)
Gain on revaluation of available for sale investments	32.1	32.1	—	32.1	(64.2)	32.1
	(413.4)	(413.4)	(0.6)	(432.5)	826.8	(433.1)

Items that will not be reclassified subsequently to profit or loss:
Actuarial gain on defined benefit pension plans	17.0	17.0	—	17.0	(34.0)	17.0
Deferred tax on defined benefit pension plans	(24.6)	(24.6)	—	(24.6)	49.2	(24.6)
	(7.6)	(7.6)	—	(7.6)	15.2	(7.6)
Other comprehensive loss for the year	(421.0)	(421.0)	(0.6)	(440.1)	842.0	(440.7)
Total comprehensive income for the year	1,395.6	1,480.2	1.2	1,670.3	(3,075.7)	1,471.6

Attributable to:
Equity holders of the parent	1,395.6	1,480.2	1.2	1,594.3	(3,075.7)	1,395.6
Non-controlling interests	—	—	—	76.0	—	76.0
	1,395.6	1,480.2	1.2	1,670.3	(3,075.7)	1,471.6

Condensed Consolidating Cash Flow Statement Information

Condensed consolidating cash flow statement information

For the six months ended 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	417.4	171.2	54.1	(569.8)	—	72.9
Investing activities
Acquisitions and disposals	—	—	—	374.0	—	374.0
Purchase of property, plant and equipment	—	(3.5)	—	(154.5)	—	(158.0)
Purchase of other intangible assets (including capitalised computer software)	—	—	—	(20.3)	—	(20.3)
Proceeds on disposal of property, plant and equipment	—	—	—	14.7	—	14.7
Net cash inflow/(outflow) from investing activities	—	(3.5)	—	213.9	—	210.4
Financing activities
Share option proceeds	0.7	—	—	—	—	0.7
Cash consideration for non-controlling interests	—	(0.3)	—	(79.5)	—	(79.8)
Share repurchases and buy-backs	(104.3)	—	—	(96.5)	—	(200.8)
Net increase/(decrease) in borrowings	—	—	(20.8)	87.8	—	67.0
Financing and share issue costs	—	—	—	(3.1)	—	(3.1)
Equity dividends paid	—	—	—	—	—	—
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(65.8)	—	(65.8)
Net cash outflow from financing activities	(103.6)	(0.3)	(20.8)	(157.1)	—	(281.8)
Net increase/(decrease) in cash and cash equivalents	313.8	167.4	33.3	(513.0)	—	1.5
Translation of cash and cash equivalents	(0.5)	(21.9)	(1.3)	(54.4)	—	(78.1)
Cash and cash equivalents at beginning of period	(2,627.7)	(1,640.6)	(27.4)	6,293.9	—	1,998.2
Cash and cash equivalents at end of period	(2,314.4)	(1,495.1)	4.6	5,726.5	—	1,921.6

For the six months ended 30 June 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	191.5	(184.2)	0.4	77.9	—	85.6
Investing activities
Acquisitions and disposals	—	—	—	(201.4)	—	(201.4)
Purchase of property, plant and equipment	—	(5.4)	—	(94.6)	—	(100.0)
Purchase of other intangible assets (including capitalised computer software)	—	—	—	(19.6)	—	(19.6)
Proceeds on disposal of property, plant and equipment	—	—	—	4.0	—	4.0
Net cash outflow from investing activities	—	(5.4)	—	(311.6)	—	(317.0)
Financing activities
Share option proceeds	4.1	—	—	—	—	4.1
Cash consideration for non-controlling interests	—	(0.2)	—	(39.1)	—	(39.3)
Share repurchases and buy-backs	(144.9)	—	—	(145.3)	—	(290.2)
Net increase/(decrease) in borrowings	(400.0)	—	—	1,294.8	—	894.8
Financing and share issue costs	—	—	—	(0.6)	—	(0.6)
Equity dividends paid	—	—	—	—	—	—
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(46.3)	—	(46.3)
Net cash inflow/(outflow) from financing activities	(540.8)	(0.2)	—	1,063.5	—	522.5
Net increase/(decrease) in cash and cash equivalents	(349.3)	(189.8)	0.4	829.8	—	291.1
Translation of cash and cash equivalents	(1.3)	26.4	0.7	(8.0)	—	17.8
Cash and cash equivalents at beginning of period	(1,225.0)	(1,627.5)	(15.1)	4,770.2	—	1,902.6
Cash and cash equivalents at end of period	(1,575.6)	(1,790.9)	(14.0)	5,592.0	—	2,211.5

For the year ended 31 December 2017, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Net cash inflow/(outflow) from operating activities	32.9	(49.7)	(13.6)	1,438.5	—	1,408.1
Investing activities
Acquisitions and disposals	—	—	—	(181.5)	—	(181.5)
Purchases of property, plant and equipment	—	(10.4)	—	(278.5)	—	(288.9)
Purchases of other intangible assets (including capitalised computer software)	—	—	—	(37.3)	—	(37.3)
Proceeds on disposal of property, plant and equipment	—	—	—	8.0	—	8.0
Net cash outflow from investing activities	—	(10.4)	—	(489.3)	—	(499.7)
Financing activities
Share option proceeds	6.4	—	—	—	—	6.4
Cash consideration for non-controlling interests	—	(1.4)	—	(45.9)	—	(47.3)
Share repurchases and buy-backs	(289.6)	—	—	(214.6)	—	(504.2)
Net increase/(decrease) in borrowings	(400.0)	—	—	999.6	—	599.6
Financing and share issue costs	—	—	—	(0.8)	—	(0.8)
Equity dividends paid	(751.5)	—	—	—	—	(751.5)
Dividends paid to non-controlling interests in subsidiary undertakings	—	—	—	(87.8)	—	(87.8)
Net cash (outflow)/inflow from financing activities	(1,434.7)	(1.4)	—	650.5	—	(785.6)
Net increase/(decrease) in cash and cash equivalents	(1,401.8)	(61.5)	(13.6)	1,599.7	—	122.8
Translation of cash and cash equivalents	(0.9)	48.4	1.3	(76.0)	—	(27.2)
Cash and cash equivalents at beginning of year	(1,225.0)	(1,627.5)	(15.1)	4,770.2	—	1,902.6
Cash and cash equivalents at end of year	(2,627.7)	(1,640.6)	(27.4)	6,293.9	—	1,998.2

Condensed Consolidating Balance Sheet Information

Condensed consolidating balance sheet information

At 30 June 2018, £m

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	12,950.5	—	12,950.5
Other	—	—	—	1,936.7	—	1,936.7
Property, plant and equipment	—	19.5	—	1,011.3	—	1,030.8
Investment in subsidiaries	14,849.7	28,125.6	—	—	(42,975.3)	—
Interests in associates and joint ventures	—	—	—	881.1	—	881.1
Other investments	—	—	—	949.3	—	949.3
Deferred tax assets	—	—	—	169.9	—	169.9
Trade and other receivables	—	—	—	170.4	—	170.4
Intercompany receivables	—	202.4	2,108.8	7,653.0	(9,964.2)	—
	14,849.7	28,347.5	2,108.8	25,722.2	(52,939.5)	18,088.7
Current assets
Corporate income tax recoverable	—	—	—	207.0	—	207.0
Trade and other receivables	1.1	512.2	0.1	12,220.7	—	12,734.1
Intercompany receivables	1,682.0	1,695.3	38.4	6,129.7	(9,545.4)	—
Cash and short-term deposits	—	570.4	52.1	6,025.9	(4,427.4)	2,221.0
	1,683.1	2,777.9	90.6	24,583.3	(13,972.8)	15,162.1
Current liabilities
Trade and other payables	(5.4)	(50.9)	(20.2)	(13,940.1)	—	(14,016.6)
Intercompany payables	(3,269.3)	(5,999.3)	—	(276.8)	9,545.4	—
Corporate income tax payable	—	—	—	(506.1)	—	(506.1)
Bank overdrafts, bonds and bank loans	(2,314.4)	(2,065.5)	(47.5)	(319.5)	4,427.4	(319.5)
	(5,589.1)	(8,115.7)	(67.7)	(15,042.5)	13,972.8	(14,842.2)
Net current assets/(liabilities)	(3,906.0)	(5,337.8)	22.9	9,540.8	—	319.9
Total assets less current liabilities	10,943.7	23,009.7	2,131.7	35,263.0	(52,939.5)	18,408.6

Non-current liabilities
Bonds and bank loans	—	—	(2,119.6)	(4,413.8)	—	(6,533.4)
Trade and other payables	—	—	(11.9)	(925.9)	—	(937.8)
Intercompany payables	(1,365.2)	(8,160.0)	—	(439.0)	9,964.2	—
Deferred tax liabilities	—	—	—	(499.4)	—	(499.4)
Provisions for post-employment benefits	—	—	—	(208.2)	—	(208.2)
Provisions for liabilities and charges	—	—	—	(236.3)	—	(236.3)
	(1,365.2)	(8,160.0)	(2,131.5)	(6,722.6)	9,964.2	(8,415.1)
Net assets	9,578.5	14,849.7	0.2	28,540.4	(42,975.3)	9,993.5

Attributable to:
Equity share owners’ funds	9,578.5	14,849.7	0.2	28,125.4	(42,975.3)	9,578.5
Non-controlling interests	—	—	—	415.0	—	415.0
Total equity	9,578.5	14,849.7	0.2	28,540.4	(42,975.3)	9,993.5

At 30 June 2017, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	13,082.1	—	13,082.1
Other	—	—	—	2,111.3	—	2,111.3
Property, plant and equipment	—	11.4	—	919.1	—	930.5
Investment in subsidiaries	13,633.7	24,450.0	—	—	(38,083.7)	—
Interests in associates and joint ventures	—	—	—	1,234.6	—	1,234.6
Other investments	—	—	—	1,171.5	—	1,171.5
Deferred tax assets	—	—	—	143.7	—	143.7
Trade and other receivables	—	—	9.6	204.7	—	214.3
Intercompany receivables[2]	—	245.2	2,160.8	7,639.3	(10,045.3)	—
	13,633.7	24,706.6	2,170.4	26,506.3	(48,129.0)	18,888.0
Current assets
Corporate income tax recoverable	—	—	—	260.2	—	260.2
Trade and other receivables	0.6	463.4	0.1	11,290.3	—	11,754.4
Intercompany receivables[2]	1,625.2	1,887.2	48.8	3,083.8	(6,645.0)	—
Cash and short-term deposits	12.8	164.1	—	6,154.2	(3,475.1)	2,856.0
	1,638.6	2,514.7	48.9	20,788.5	(10,120.1)	14,870.6
Current liabilities
Trade and other payables	(3.2)	(48.6)	(20.3)	(13,356.1)	—	(13,428.2)
Intercompany payables[2]	(2,903.6)	(3,387.7)	—	(353.7)	6,645.0	—
Corporate income tax payable	—	—	—	(637.5)	—	(637.5)
Bank overdrafts, bonds and bank loans	(1,588.4)	(1,955.0)	(14.0)	(850.7)	3,475.1	(933.0)
	(4,495.2)	(5,391.3)	(34.3)	(15,198.0)	10,120.1	(14,998.7)
Net current (liabilities)/assets	(2,856.6)	(2,876.6)	14.6	5,590.5	—	(128.1)
Total assets less current liabilities	10,777.1	21,830.0	2,185.0	32,096.8	(48,129.0)	18,759.9

Non-current liabilities
Bonds and bank loans	—	—	(2,168.2)	(4,424.3)	—	(6,592.5)
Trade and other payables	—	—	—	(1,119.4)	—	(1,119.4)
Intercompany payables[2]	(1,363.7)	(8,196.3)	—	(485.3)	10,045.3	—
Deferred tax liabilities	—	—	—	(688.8)	—	(688.8)
Provisions for post-employment benefits	—	—	—	(271.5)	—	(271.5)
Provisions for liabilities and charges	—	—	—	(237.0)	—	(237.0)
	(1,363.7)	(8,196.3)	(2,168.2)	(7,226.3)	10,045.3	(8,909.2)
Net assets	9,413.4	13,633.7	16.8	24,870.5	(38,083.7)	9,850.7

Attributable to:
Equity share owners’ funds	9,413.4	13,633.7	16.8	24,433.2	(38,083.7)	9,413.4
Non-controlling interests	—	—	—	437.3	—	437.3
Total equity	9,413.4	13,633.7	16.8	24,870.5	(38,083.7)	9,850.7

Notes

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[2]	Prior year figures have been restated to reclassify certain intercompany balances in an amount of £390.1 million from non-current to current within subsidiary guarantors and other subsidiaries.

At 31 December 2017, £m1

	WPP plc	Subsidiary Guarantors	WPP Finance 2010	Other Subsidiaries	Reclassifications/ Eliminations	Consolidated WPP plc
Non-current assets
Intangible assets:
Goodwill	—	—	—	12,952.9	—	12,952.9
Other	—	—	—	2,018.4	—	2,018.4
Property, plant and equipment	—	16.5	—	963.0	—	979.5
Investment in subsidiaries	14,638.1	27,746.7	—	—	(42,384.8)	—
Interests in associates and joint ventures	—	—	—	1,065.2	—	1,065.2
Other investments	—	—	—	1,153.5	—	1,153.5
Deferred tax assets	—	—	—	160.3	—	160.3
Trade and other receivables	—	—	1.6	174.6	—	176.2
Intercompany receivables[2]	—	203.3	2,078.3	7,649.3	(9,930.9)	—
	14,638.1	27,966.5	2,079.9	26,137.2	(52,315.7)	18,506.0
Current assets
Corporate income tax recoverable	—	—	—	234.7	—	234.7
Trade and other receivables	0.3	457.3	0.1	12,073.0	—	12,530.7
Intercompany receivables[2]	1,661.4	1,713.8	65.7	5,268.7	(8,709.6)	—
Cash and short-term deposits	—	231.2	—	6,687.3	(4,527.1)	2,391.4
	1,661.7	2,402.3	65.8	24,263.7	(13,236.7)	15,156.8
Current liabilities
Trade and other payables	(16.9)	(113.9)	(19.6)	(14,090.7)	—	(14,241.1)
Intercompany payables[2]	(2,808.3)	(5,607.8)	—	(293.5)	8,709.6	—
Corporate income tax payable	—	—	—	(649.3)	—	(649.3)
Bank overdrafts, bonds and bank loans	(2,627.7)	(1,871.8)	(27.4)	(624.3)	4,527.1	(624.1)
	(5,452.9)	(7,593.5)	(47.0)	(15,657.8)	13,236.7	(15,514.5)
Net current (liabilities)/assets	(3,791.2)	(5,191.2)	18.8	8,605.9	—	(357.7)
Total assets less current liabilities	10,846.9	22,775.3	2,098.7	34,743.1	(52,315.7)	18,148.3

Non-current liabilities
Bonds and bank loans	—	—	(2,087.1)	(4,163.3)	—	(6,250.4)
Trade and other payables	—	—	—	(992.8)	—	(992.8)
Intercompany payables[2]	(1,359.6)	(8,137.2)	—	(434.1)	9,930.9	—
Deferred tax liabilities	—	—	—	(513.7)	—	(513.7)
Provision for post-employment benefits	—	—	—	(206.3)	—	(206.3)
Provisions for liabilities and charges	—	—	—	(229.0)	—	(229.0)
	(1,359.6)	(8,137.2)	(2,087.1)	(6,539.2)	9,930.9	(8,192.2)
Net assets	9,487.3	14,638.1	11.6	28,203.9	(42,384.8)	9,956.1

Attributable to:
Equity share owners’ funds	9,487.3	14,638.1	11.6	27,735.1	(42,384.8)	9,487.3
Non-controlling interests	—	—	—	468.8	—	468.8
Total equity	9,487.3	14,638.1	11.6	28,203.9	(42,384.8)	9,956.1

Notes

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.
[2]	Prior year figures have been restated to reclassify certain intercompany balances in an amount of £2,540.2 million from non-current to current within subsidiary guarantors and other subsidiaries.